Related Party Transactions	12 Months Ended
May 31, 2025
Related Party Transactions
Related Party Transactions

Note 10. Related Party Transactions

The Board’s Audit Committee and the Board of Directors review and approve all related party transactions. The terms and amounts described below are not necessarily indicative of the terms and amounts that could have been incurred had comparable transactions been entered into with independent parties.

Dr. Lalezari, the Company’s current CEO, owns Lalezari Medical Corp., dba Quest Clinical Research (“Quest”). In the years prior to Dr. Lalezari’s appointment to CEO, Quest was one of several clinical locations for the Company’s past COVID19 clinical trials. The Company entered into a Clinical Trial Agreement (“CTA”) with Quest in relation to said clinical trials. Each CTA was negotiated in the ordinary course of business by Amarex, the Company’s former CRO, during the years before Dr. Lalezari’s appointment as CEO of the Company in November 2023, and the operational and financial terms of the CTA with Quest were comparable to the terms available to unrelated clinical locations. In addition, since Dr. Lalezari became CEO, the Company has incurred approximately $11.4 thousand for services from Quest conducted by another principal investigator for one of the Company’s protocols. As of May 31, 2025 and May 31, 2024, the outstanding balance owed by the Company to Quest was approximately $0.3 million.